Financial instruments (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Financial Assets and Liabilities
	As at March 31,
	2021		2022
Financial Assets:
Cash and cash equivalents	₹	169,793	₹	103,836
Investments
Financial instruments at FVTPL		23,502		18,039
Financial instruments at FVTOCI		141,954		219,802
Financial instruments at Amortized cost		20,827		22,923

Other financial assets
Trade receivables		98,656		119,984
Unbilled receivables		27,124		60,809
Other assets		13,333		48,998
Derivative assets		4,080		3,038

	₹	499,269	₹	597,429

Financial Liabilities:
Trade payables and other liabilities
Trade payables and accrued expenses	₹	76,512	₹	99,034
Lease liabilities		21,182		24,233
Other liabilities		3,761		36,071
Loans, borrowings and bank overdrafts		83,332		151,696
Derivative liabilities		1,070		633

	₹	185,857	₹	311,667

Summary of Offsetting Other Financial Assets and Trade Payable and Other Liabilities
The following table contains information on other financial assets and trade payable and other liabilities subject to offsetting:

	Financial assets
	Gross amounts of recognized other financial assets		Gross amounts of recognized financial liabilities set off in the statement of financial position		Net amounts of recognized other financial assets presented in the statement of financial position
As at March 31, 2021	₹	146,709	₹	(7,596)	₹	139,113
As at March 31, 2022	₹	239,897	₹	(10,106)	₹	229,791
	Financial liabilities
	Gross amounts of recognized trade payables and other payables		Gross amounts of recognized financial liabilities set off in the statement of financial position		Net amounts of recognized trade payables and other payables presented in the statement of financial position

As at March 31, 2021	₹	87,869	₹	(7,596)	₹	80,273
As at March 31, 2022	₹	145,211	₹	(10,106)	₹	135,105

Summary of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value of Recurring Basis
The following table presents fair value hierarchy of assets and liabilities measured at fair value on a recurring basis:

Particular	As at March 31, 2021								As at March 31, 2022
	Fair value measurements at reporting date								Fair value measurements at reporting date
	Total		Level 1		Level 2		Level 3		Total		Level 1		Level 2		Level 3
Assets
Derivative instruments:
Cash flow hedges	₹	2,998	₹	—	₹	2,998	₹	—	₹	2,242	₹	—	₹	2,242	₹	—
Others		1,082		—		1,082		—		796		—		796		—
Investments:
Short-term mutual funds		23,502		23,502		—		—		15,550		15,550		—		—
Fixed maturity plan mutual funds		—		—		—		—		513		—		513		—
Equity instruments		10,572		26		319		10,227		16,939		41		574		16,324
Non-convertible debentures, government securities, commercial papers, certificate of deposit and bonds		131,382		2,217		129,165		—		204,839		1,251		203,588		—
Liabilities
Derivative instruments:
Cash flow hedges	₹	(816)	₹	—	₹	(816)	₹	—	₹	(299)	₹	—	₹	(299)	₹	—
Others		(254)		—		(254)		—		(334)		—		(334)		—
Contingent consideration		(2,293)		—		—		(2,293)		(4,329)		—		—		(4,329)

Summary of Details of Assets and Liabilities Considered under Level 3 Classification
Details of assets and liabilities considered under Level 3 classification

	As at March 31,
Investment in equity instruments	2021		2022
Balance at the beginning of the year	₹	9,178	₹	10,227
Additions		1,575		3,973
Disposals		(1,256)		(7,697)
Transfers out of level 3		(27)		—
Unrealized gain recognized in statement of income (Refer to Note 2 8 )		—		40
Gain recognized in other comprehensive income		1,009		9,423
Translation adjustment		(252)		358

Balance at the end of the year	₹	10,227	₹	16,324

	As at March 31,
Contingent consideration	2021		2022
Balance at the beginning of the year	₹	—	₹	(2,293)
Additions		(2,293)		(2,533)
Reversals		—		468
Payouts		—		309
Finance expense recognized in statement of income		(25)		(117)
Translation adjustment		25		(163)

Balance at the end of the year	₹	(2,293)	₹	(4,329)

Summary of Aggregate Contracted Principal Amounts of Company's Derivative Contracts Outstanding
The following table presents the aggregate contracted principal amounts of the Company’s derivative contracts outstanding:

							(in million)
	As at March 31,
	2021				2022
	Notional		Fair value		Notional		Fair value
Designated derivative instruments

Sell: Forward contracts	USD	1,577	₹	2,293	USD	1,413	₹	509
	€	109	₹	114	€	191	₹	668
	£	96	₹	(254)	£	173	₹	645
	AUD	103	₹	(246)	AUD	170	₹	(217)
Range forward option contracts	USD	138	₹	385	USD	493	₹	217
	€	20	₹	24	€	6	₹	8
	£	55	₹	(116)	£	28	₹	119
	AUD	34	₹	(18)	AUD	11	₹	(6)

Non-designated derivative instruments
Sell: Forward contracts *	USD	1,638	₹	480	USD	1,452	₹	536
	€	99	₹	202	€	109	₹	1
	£	104	₹	98	£	91	₹	81
	AUD	29	₹	11	AUD	47	₹	(122)
	SGD	9	₹	5	SGD	4	₹	(1)
	ZAR	22	₹	(1)	ZAR	8	₹	^
	CAD	30	₹	3	CAD	47	₹	(25)
	SAR	137	₹	(1)	SAR	33	₹	(1)
	PLN	8	₹	2	PLN	14	₹	(2)
	CHF	10	₹	13	CHF	5	₹	(5)
	QAR	15	₹	(6)	QAR	11	₹	(4)
	TRY	47	₹	42	TRY	30	₹	6
	NOK	4	₹	^	NOK	13	₹	(3)
	OMR	2	₹	(1)	OMR	2	₹	^
	SEK	42	₹	10	SEK	17	₹	(2)
	JPY	370	₹	6	JPY	513	₹	20
	DKK	—	₹	—	DKK	2	₹	^
Buy: Forward contracts	SEK	37	₹	(15)	SEK	22	₹	2
	DKK	45	₹	(12)	DKK	16	₹	(2)
	CHF	2	₹	(6)	CHF	2	₹	(1)
	RMB	30	₹	(2)	RMB	—	₹	—
	AED	9	₹	^	AED	26	₹	^
	JPY	—	₹	—	JPY	447	₹	(18)
	CNH	—	₹	—	CNH	11	₹	^
	NOK	—	₹	—	NOK	12	₹	(1)
Interest Rate Swaps	INR	—	₹	—	INR	4,750	₹	3

			₹	3,010			₹	2,405

*	USD 1,638 and USD 1,452 includes USD/PHP sell forward of USD 244 and USD 86 as at March 31, 2021 and 2022, respectively.
^	Value is less than ₹ 1

Summary of Activity in Cash Flow Hedging Reserve within Equity Related to all Derivative Instruments Classified as Cash Flow Hedges
The following table summarizes activity in the cash flow hedging reserve within equity related to all derivative instruments classified as cash flow hedges:

	As at March 31,
	2021		2022
Balance as at the beginning of the year	₹	(2,876)	₹	2,182

Changes in fair value of effective portion of derivatives		4,753		3,943
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions *		305		(4,182)

Gain/(loss) on cash flow hedging derivatives, net	₹	5,058	₹	(239)

Balance as at the end of the year		2,182		1,943
Deferred tax thereon		(452)		(466)

Balance as at the end of the year, net of deferred ta x	₹	1,730	₹	1,477

*
Includes net (gain)/loss reclassified to revenue of
₹
 58 and
₹
 (4,979) for the year ended March 31, 2021 and 2022, respectively and net (gain)/loss reclassified to cost of revenues of
₹
 247 and
₹
 797 for the year ended March 31, 2021 and 2022, respectively.

Summary of Foreign Currency Risk from Non-derivative Financial Instruments
The below table presents foreign currency risk from
non-derivative
financial instruments as at March 31, 2021 and 2022:

	As at March 31, 2021
	US $		Euro		Pound Sterling		Australian Dollar		Canadian Dollar		Other currencies #		Total
Trade receivables	₹	33,421	₹	9,094	₹	9,334	₹	4,101	₹	1,436	₹	4,196	₹	61,582
Unbilled receivables		9,255		1,681		1,740		803		283		821		14,583
Contract assets		5,111		1,121		2,755		838		102		536		10,463
Cash and cash equivalents		11,838		1,385		2,052		765		1,876		2,728		20,644
Other assets		73,212		3,981		9,116		2		891		3,479		90,681
Lease Liabilities		(3,800)		(2,684)		(1,575)		(202)		(117)		(1,548)		(9,926)
Trade payables, accrued expenses and other liabilities		(23,187)		(3,569)		(4,370)		(1,415)		(350)		(2,622)		(35,513)

Net assets/ (liabilities)	₹	105,850	₹	11,009	₹	19,052	₹	4,892	₹	4,121	₹	7,590	₹	152,514

	As at March 31, 2022
	US $		Euro		Pound Sterling		Australian Dollar		Canadian Dollar		Other currencies #		Total
Trade receivables	₹	34,969	₹	9,429	₹	10,016	₹	4,455	₹	1,711	₹	4,078	₹	64,658
Unbilled receivables		22,003		3,928		3,522		2,159		872		2,335		34,819
Contract assets		4,239		3,417		3,968		1,194		168		957		13,943
Cash and cash equivalents		13,603		2,808		966		537		1,936		2,649		22,499
Other assets		44,559		3,980		354		519		626		1,319		51,357
Lease Liabilities		(3,813)		(3,449)		(958)		(189)		(83)		(1,420)		(9,912)
Trade payables, accrued expenses and other liabilities		(28,907)		(9,087)		(9,784)		(1,725)		(663)		(6,193)		(56,359)

Net assets/ (liabilities)	₹	86,653	₹	11,026	₹	8,084	₹	6,950	₹	4,567	₹	3,725	₹	121,005

#	Other currencies reflect currencies such as Swiss Franc, Singapore Dollar, UAE Dirhams etc.

Summary of Remaining Contractual Maturities of Significant Financial Liabilities at Reporting Date
The table below provides details regarding the remaining contractual maturities of significant financial liabilities at the reporting date. The amounts include estimated interest payments and exclude the impact of netting agreements, if any.

	As at March 31, 2021
	Carrying value		Less than 1 year		1-2 years		2-4 years		Beyond 4 years		Total

Loans, borrowings and bank overdrafts *	₹	83,332	₹	77,609	₹	166	₹	7,441	₹	—	₹	85,216
Lease Liabilities *		21,182		8,398		6,317		6,017		2,091		22,823
Trade payables and accrued expenses		76,512		76,512		—		—		—		76,512
Derivative liabilities		1,070		1,070		—		—		—		1,070
Other liabilities #		3,761		1,473		1,330		1,077		—		3,880

	As at March 31, 2022
	Carrying value		Less than 1 year		1-2 years		2-4 years		Beyond 4 years		Total
Loans, borrowings and bank overdrafts *	₹	151,696	₹	97,693	₹	912	₹	1,706	₹	57,261	₹	157,572
Lease Liabilities *		24,233		9,872		6,947		6,913		2,344		26,076
Trade payables and accrued expenses		99,034		99,034		—		—		—		99,034
Derivative liabilities		633		585		10		38		—		633
Other liabilities #		36,071		33,126		2,833		220		—		36,179

*	Includes future cash outflow towards estimated interest on borrowings and lease liabilities.
#	Includes future cash outflow towards estimated interest on contingent consideration

Summary of Balanced View of Liquidity and Financial Indebtedness
The balanced view of liquidity and financial indebtedness is stated in the table below. The management for external communication with investors, analysts and rating agencies uses this calculation of the net cash position:

	As at March 31,
	2021		2022
Cash and cash equivalents	₹	169,793	₹	103,836
Investments—Current		175,707		241,655
Loans, borrowings and bank overdrafts		(83,332)		(151,696)

	₹	262,168	₹	193,795